GENERAL - Difference in the transaction (Details) - Mitratel Rp in Billions	Dec. 02, 2024 IDR (Rp)
Share capital
Cost of purchase	Rp 650
Book value of UMT's equity at the acquisition date	(91)
Difference in the transaction value of a under common control entity	Rp 559